Credit Risk Mitigation Position (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of credit risk mitigation position
	December 31, 2020	December 31, 2021
	RMB	RMB

Balance at the beginning of the year	928,702,101	1,209,729,138
Increase during the year	1,431,323,388	1,203,458,816
Decrease during the year	(1,136,849,732)	(1,052,004,847)
Confiscation during the year	(13,446,619)	(12,733,681)

Balance at the end of the year	1,209,729,138	1,348,449,426